Equity (Details)											1 Months Ended				3 Months Ended				12 Months Ended
		Feb. 29, 2024 $ / shares	Jan. 17, 2024 USD ($) $ / shares shares	Nov. 17, 2023 USD ($) $ / shares shares	Aug. 14, 2023 $ / shares shares	Aug. 01, 2023 shares	Jul. 27, 2023 USD ($) $ / shares shares	Feb. 23, 2023 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Oct. 30, 2020 $ / shares	Jul. 27, 2023 $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares		Sep. 30, 2023 $ / shares shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares	Feb. 06, 2024 $ / shares shares	Jul. 31, 2023 $ / shares	Jan. 03, 2023 shares	Dec. 01, 2022 shares	Jul. 10, 2022 shares	Jul. 01, 2022 shares	Dec. 24, 2018 $ / shares	Dec. 24, 2018 $ / shares
Equity [Line Items]
Common stock, shares issued															10,698,315	[1]			7,940,298	[1]	3,286,190
Principal amount convertible note (in Dollars) | $			$ 1,000,000	$ 1,200,000				$ 3,704,167
Purchase price (in Dollars) | $			$ 833,333	$ 1,000,000
Shares of common stock				1,000,000								2,000,000
Initial exercise price per share (in Dollars per share) | $ / shares								$ 1.05
Security shares															751,795				3,732,167
Repaying securities totaling (in Dollars) | $															$ 681,000				$ 3,306,112
Warrant exercise price (in Dollars per share) | $ / shares			$ 2	$ 2
Sale of common shares							300,000				300,000	2,000,000
Common stock, par value (in Dollars per share) | (per share)															$ 0.001	[1]			$ 0.001	[1]	$ 0.001							$ 1.64	$ 50
Pre-funded warrants shares			1,000,000	1,000,000
Price per share (in Dollars per share) | $ / shares							$ 3.5				$ 3.5			$ 3.29
Warrant gross proceeds (in Dollars) | $															$ 394,071				$ 2,406,338
Common stock conversion price (in Dollars per share) | $ / shares			$ 3.5	$ 3.5
Percentage of common stock conversion price			90.00%	90.00%
Warrant term			5 years	5 years								5 years
Fair value of warrants (in Dollars) | $				$ 480,795				$ 1,225,543							$ 394,071
Conversion price (in Dollars per share) | $ / shares		$ 1	$ 3.5							$ 2
Granted restricted shares																			0		761,920
Deferred offering cost (in Dollars) | $														$ 4,296,763
Unrestricted common stock														1,306,007
Consulting and advisory services value per share (in Dollars per share) | $ / shares															$ 20				$ 20
Gross proceeds (in Dollars) | $																			$ 1,050,000		$ 3,663,925
Placement agent fees and legal fees (in Dollars) | $												$ 556,075
Exercisable price per share									2.45			2.45
Principal amount (in Dollars) | $				$ 1,200,000				$ 3,704,167											$ 346,565
Common stock to consultants for providing consulting services																			29,600
Purchase warrant term			5 years	5 years				5 years
Conversion price per share (in Dollars per share) | $ / shares		1								$ 2
VWAP [Member]
Equity [Line Items]
Trading days			20	20
Warrant [Member]
Equity [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares							$ 0.001				$ 0.001
Pre-funded warrants shares							200,000				200,000
Warrant gross proceeds (in Dollars) | $							$ 1,750,000
Exercise of pre-funded warrant						200,000
2016 Equity Incentive Plan [Member]
Equity [Line Items]
Granted restricted shares			1,241,615																3,860,211		3,860,211
Common Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares							$ 0.001				$ 0.001
Price per share (in Dollars per share) | $ / shares					$ 20				$ 2.11			$ 2.11					$ 20
Aggregate common stock					370,000												370,000
Gross proceeds (in Dollars) | $									$ 4,220,000
Exercise of pre-funded warrant	[2]																		200,000
Common stock to consultants for providing consulting services	[2]																	22,341	51,941		193,101
Zhonghui [Member]
Equity [Line Items]
Ownership percentage					20.00%
Lind Global Fund II [Member]
Equity [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																							$ 3.5
Lind Global Fund II, LP (“Lind”) [Member]
Equity [Line Items]
Purchase price (in Dollars) | $								$ 3,175,000
Price per share (in Dollars per share) | $ / shares								$ 1.05
Shares of common stock								5,291,667
Warrant exercise price (in Dollars per share) | $ / shares																							$ 3.5
Barlew Holdings, LLC [Member]
Equity [Line Items]
Common stock, shares issued													75,000													75,000
Placement agent fees and legal fees (in Dollars) | $													$ 169,500
Consulting and advisory services value per share (in Dollars per share) | $ / shares													$ 2.26
Inverlew Advisors, LLC [Member]
Equity [Line Items]
Common stock, shares issued																											250,000
Euro-Asia Investment & Finance Corp Ltd. [Member]
Equity [Line Items]
Common stock, shares issued																									125,000
Thalia Media Ltd. [Member]
Equity [Line Items]
Common stock, shares issued																									100,000
Subsequent Event [Member]
Equity [Line Items]
Common stock, shares issued																						1,000,000
Price per share (in Dollars per share) | $ / shares																						$ 3.5
Conversion price per share (in Dollars per share) | $ / shares		$ 1
Consultant [Member]
Equity [Line Items]
Common stock, shares issued																								223,411
Lind Global Fund II [Member]
Equity [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares								$ 1.05

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.
[2]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.